LICENSES (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure Licenses Tables Abstract
Schedule of reconciliation of licenses

The following table is a reconciliation of the licenses:

	2020	2019
	$	$
Balance, beginning of year	1,840,836	4,382,598
Amortization	(596,882)	(1,819,596)
Write-offs	(330,276)	(717,125)
Currency translation adjustment	1,082	(5,041)

Balance, end of year	914,760	1,840,836